Concentrations of Credit Risk and Major Customers (Details) - Schedule of geographic area - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Country:
Total cash and cash equivalents	$ 18,426,622	$ 664,605
Cash and cash equivalents percentage	100.00%	100.00%
China (Mainland) [Member]
Country:
Total cash and cash equivalents	$ 16,566,953	$ 148,747
Cash and cash equivalents percentage	90.00%	22.00%
Singapore [Member]
Country:
Total cash and cash equivalents	$ 259,686	$ 244,646
Cash and cash equivalents percentage	1.00%	37.00%
China (Hongkong) [Member]
Country:
Total cash and cash equivalents	$ 1,599,983	$ 271,212
Cash and cash equivalents percentage	9.00%	41.00%